Financial risk management, Fair Value Estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets measured at fair value [Abstract]
Marketable securities	$ 62,400	$ 88,700
Cash equivalents	72,214	37,030
Other financial assets	19,387	55,615
FVOCI [Member]
Financial assets measured at fair value [Abstract]
Marketable securities	62,446	88,667
Cash equivalents	0	0
Other financial assets	0	0
Financial assets measured at fair value	62,446	88,667	$ 85,724
FVTPL [Member]
Financial assets measured at fair value [Abstract]
Marketable securities	0	0
Cash equivalents	72,214	37,030
Other financial assets	19,387	55,615
Financial assets measured at fair value	$ 91,601	$ 92,645